Fair Value of Assets and Liabilities (Financial Instruments where Carrying Amounts and Fair Values May Differ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturity securities available-for-sale	$ 21,474,136		$ 22,291,614
Mortgage loans on real estate	2,486,680		2,300,587
Policy loans	1,244,469		1,278,175
Funds withheld at interest	5,771,467		5,594,182
Cash and cash equivalents	923,647		1,259,892		962,870	463,661
Short-term investments	139,395		288,082
Other invested assets	1,324,960		1,159,543
Accrued investment income	267,908		201,344
Liabilities [Abstract]
Interest-sensitive contract liabilities	12,947,557		13,353,502
Collateral finance facility	484,752		652,010
Fair Value, Inputs, Level 1 [Member]
Assets
Fixed maturity securities available-for-sale	769,513		533,349
Fair Value, Inputs, Level 2 [Member]
Assets
Fixed maturity securities available-for-sale	18,509,504		19,520,344
Fair Value, Inputs, Level 3 [Member]
Assets
Fixed maturity securities available-for-sale	2,195,119		2,237,921
Carrying Value [Member]
Assets
Mortgage loans on real estate	2,486,680		2,300,587
Policy loans	1,244,469		1,278,175
Funds withheld at interest	5,948,374	[1]	5,837,359	[1]
Cash and cash equivalents	552,302	[2]	684,028	[2]
Short-term investments	27,823	[2]	48,951	[2]
Other invested assets	491,545	[2]	596,336	[2]
Accrued investment income	267,908		201,344
Liabilities [Abstract]
Interest-sensitive contract liabilities	10,228,120	[1]	11,566,962	[1]
Long And Short Term Debt	2,214,350		1,815,253
Collateral finance facility	484,752		652,010
Estimated Fair Value [Member]
Assets
Mortgage loans on real estate	2,489,721		2,426,688
Policy loans	1,244,469		1,278,175
Funds withheld at interest	6,207,342	[1]	6,362,324	[1]
Cash and cash equivalents	552,302	[2]	684,028	[2]
Short-term investments	27,823	[2]	48,951	[2]
Other invested assets	534,442	[2]	626,358	[2]
Accrued investment income	267,908		201,344
Liabilities [Abstract]
Interest-sensitive contract liabilities	9,989,514	[1]	11,926,339	[1]
Long And Short Term Debt	2,333,023		2,014,062
Collateral finance facility	374,984		456,050
Estimated Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Mortgage loans on real estate	0		0
Policy loans	0		0
Funds withheld at interest	0	[1]	0	[1]
Cash and cash equivalents	552,302	[2]	684,028	[2]
Short-term investments	27,823	[2]	48,951	[2]
Other invested assets	5,070	[2]	0	[2]
Accrued investment income	0		0
Liabilities [Abstract]
Interest-sensitive contract liabilities	0	[1]	0	[1]
Long And Short Term Debt	0		0
Collateral finance facility	0		0
Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Mortgage loans on real estate	0		0
Policy loans	1,244,469		1,278,175
Funds withheld at interest	0	[1]	0	[1]
Cash and cash equivalents	0	[2]	0	[2]
Short-term investments	0	[2]	0	[2]
Other invested assets	33,886	[2]	32,250	[2]
Accrued investment income	267,908		201,344
Liabilities [Abstract]
Interest-sensitive contract liabilities	0	[1]	0	[1]
Long And Short Term Debt	0		0
Collateral finance facility	0		0
Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Mortgage loans on real estate	2,489,721		2,426,688
Policy loans	0		0
Funds withheld at interest	6,207,342	[1]	6,362,324	[1]
Cash and cash equivalents	0	[2]	0	[2]
Short-term investments	0	[2]	0	[2]
Other invested assets	495,486	[2]	594,108	[2]
Accrued investment income	0		0
Liabilities [Abstract]
Interest-sensitive contract liabilities	9,989,514	[1]	11,926,339	[1]
Long And Short Term Debt	2,333,023		2,014,062
Collateral finance facility	$ 374,984		$ 456,050

[1]	Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are embedded derivatives and are measured at fair value on a recurring basis.
[2]	Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are measured at fair value on a recurring basis.